LEASES, Maturity of Lease Liabilities (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Maturity of Lease Liabilities for Leases [abstract]
Total lease payments		€ 271.1		€ 322.8
Less: Imputed interest (a)	[1]	26.8		38.1
Total lease liabilities	[2]	244.3		284.7
Future Minimum Rental Payments Under Noncancelable Operating Leases [Abstract]
Less: Imputed interest (a)	[1]	26.8		38.1
Total lease liabilities	[2]	244.3		284.7
Current lease liabilities		42.0	€ 0.0	68.3
Rent expense under operating leases			74.0
Additional lease for its future office building in Paris, France that has not yet commenced		€ 210.3
Lease term		9 years
2020 / 2021 [Member]
Maturity of Lease Liabilities for Leases [abstract]
Total lease payments		€ 56.9		75.5
2021 / 2022 [Member]
Maturity of Lease Liabilities for Leases [abstract]
Total lease payments		41.8		56.5
2022 / 2023 [Member]
Maturity of Lease Liabilities for Leases [abstract]
Total lease payments		35.4		46.2
2023 / 2024 [Member]
Maturity of Lease Liabilities for Leases [abstract]
Total lease payments		31.9		36.2
2024 / 2025 [Member]
Maturity of Lease Liabilities for Leases [abstract]
Total lease payments		15.4		31.8
Thereafter [Member]
Maturity of Lease Liabilities for Leases [abstract]
Total lease payments		€ 89.7		€ 76.6
IFRS 16 [Member] | Before Implementation of IFRS Standard [member]
Maturity of Lease Liabilities for Leases [abstract]
Less: Imputed interest (a)	[1]		17.0
Total lease liabilities	[2]		402.5
Future Minimum Rental Payments Under Noncancelable Operating Leases [Abstract]
Total lease payments			419.5
Less: Imputed interest (a)	[1]		17.0
Total lease liabilities	[2]		402.5
IFRS 16 [Member] | Before Implementation of IFRS Standard [member] | 2019 [Member]
Future Minimum Rental Payments Under Noncancelable Operating Leases [Abstract]
Total lease payments			70.6
IFRS 16 [Member] | Before Implementation of IFRS Standard [member] | 2020 / 2021 [Member]
Future Minimum Rental Payments Under Noncancelable Operating Leases [Abstract]
Total lease payments			62.4
IFRS 16 [Member] | Before Implementation of IFRS Standard [member] | 2021 / 2022 [Member]
Future Minimum Rental Payments Under Noncancelable Operating Leases [Abstract]
Total lease payments			53.0
IFRS 16 [Member] | Before Implementation of IFRS Standard [member] | 2022 / 2023 [Member]
Future Minimum Rental Payments Under Noncancelable Operating Leases [Abstract]
Total lease payments			44.9
IFRS 16 [Member] | Before Implementation of IFRS Standard [member] | 2023 / 2024 [Member]
Future Minimum Rental Payments Under Noncancelable Operating Leases [Abstract]
Total lease payments			39.7
IFRS 16 [Member] | Before Implementation of IFRS Standard [member] | Thereafter [Member]
Future Minimum Rental Payments Under Noncancelable Operating Leases [Abstract]
Total lease payments			€ 148.9

[1]	Calculated using the interest rate for each lease.
[2]	Includes the current portion of 42.0 million for lease liabilities.